Trade and other receivables	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
Trade and other receivables
14	Trade and other receivables

	2018	2017	2016
	£'000	£’000	£’000
Trade receivables	89	2,232	1,428
Prepayments	139	627	586
Other receivables	1,564	848	873
Total trade and other receivables	1,792	3,707	2,887
Less: non-current portion (rental deposit and on bond)	(469)	(465)	(448)
Current portion	1,323	3,242	2,439

Trade and other receivables do not contain any impaired assets. The Group does not hold any collateral as security and the maximum exposure to credit risk at the consolidated statement of financial position date is the fair value of each class of receivable.

Book values approximate to fair value at 31 December 2018, 2017 and 2016.